Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Excess Cash Flow (Parenthetical) (Details) - Senior Secured Term Loan Facility And Multicurrency Revolving Credit Facility - Senior Facilities Agreement
Dec. 31, 2023
Greater than 5.00:1
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	5.00
Equal to or less than 5.00:1 but greater than 4.50:1 | Minimum
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.50
Equal to or less than 5.00:1 but greater than 4.50:1 | Maximum
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	5.00
Equal to or less than 4.50:1
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio
Leverage ratio	4.50